Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Net Revenue by Product Line and Services
The following table summarizes net revenue by product line and services for the years ended December 31, 2013 and 2012:

	2013	2012
Products:
Cogeneration	$5,199,649	$5,791,412
Chiller	1,146,401	1,661,810
Total Product Revenue	6,346,050	7,453,222
Services
Service contracts	7,071,388	7,089,491
Installations	2,432,431	711,259
Total Service Revenue	9,503,819	7,800,750
	$15,849,869	$15,253,972